Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital management
Capital structure

	December 31,
	2022	2021

	(€ in thousands)
Equity	24,722	32,487
Share of total equity and liabilities	44.9%	48.2%
Current financial liabilities	1,161	14,882
Non-current financial liabilities	18,743	12,938
Total financial liabilities	19,904	27,820
Share of total equity and liabilities	36.1%	41.2%
Total equity and liabilities	55,120	67,459